Debt (Details) - Southland Holding Llc [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Total long-term debt	$ 219,713	$ 195,597
Total debt	264,652	237,251
Unamortized deferred financing costs	(261)	(321)
Total debt, net	264,391	236,930
Current portion	44,678	41,333
Secured Debt [Member]
Line of Credit Facility [Line Items]
Total long-term debt	188,592	215,622
Mortgages [Member]
Line of Credit Facility [Line Items]
Total long-term debt	949	1,089
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Total long-term debt	75,000	20,000
Equipment Notes [Member]
Line of Credit Facility [Line Items]
Total long-term debt	$ 111	$ 540